REVENUE FROM CONTRACTS WITH CUSTOMERS - Disaggregated Revenue Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 593,466	$ 503,327	$ 570,341
PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	518,170	441,305	438,832
Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	75,296	$ 62,022	$ 131,509
Integrated solutions contracts revenue
Disaggregation of Revenue [Line Items]
Revenues	460,180
Integrated solutions contracts revenue | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	385,592
Integrated solutions contracts revenue | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	74,588
Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	28,667
Product [Member] | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	28,200
Product [Member] | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	467
Maintenance [Member]
Disaggregation of Revenue [Line Items]
Revenues	101,322
Maintenance [Member] | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	101,081
Maintenance [Member] | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	241
Extended Warranty Service Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,297
Extended Warranty Service Revenue [Member] | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 3,297